Revenue Recognition	6 Months Ended
Jun. 30, 2020
Revenue Recognition [Abstract]
REVENUE RECOGNITION

NOTE 12:- REVENUE RECOGNITION

Revenue disaggregated by revenue source for the six months ended June 30, 2020 and 2019, consists of the following:

	Six months ended June 30,
	2020	2019

Systems	$26,392	$42,596
Ink and consumables	27,854	28,434
Spare parts	5,360	10,542
Service contracts	4,042	2,351

Total revenue	$63,648	$83,923

The following table presents revenue disaggregated by geography based on customer location:

	Six months ended June 30,
	2020	2019

U.S	$41,302	$45,328
EMEA	13,586	24,072
Asia Pacific	6,090	11,425
Other	2,670	3,098

Total revenue	$63,648	$83,923

Remaining performance obligations represents contracted revenues that have not yet been recognized, which includes deferred revenues and non-cancelable contracts that will be invoiced and recognized as revenue in future periods. The following table represents the remaining performance obligations as of June 30, 2020, which are expected to be satisfied and recognized in future periods:

	Remainder of 2020	2021	2022 and thereafter
Product	$4,867	$447	$-
Services	3,693	1,975	802

Total	$8,560	$2,422	$802

Contract liabilities include amounts received from customers for which revenue has not yet been recognized. Contract liabilities amounted to $2,652 and $2,867 as of June 30, 2020 and December 31, 2019, respectively and are presented under deferred revenues and advances from customers and other long-term liabilities. During the six months ended June 30, 2020, the Company recognized revenues in the amount of $1,558 which have been included in the contract liabilities at January 1, 2020.

Provision for returns amounted to $716 and $721 as of June 30, 2020 and December 31, 2019, respectively.